Other Income, Net	6 Months Ended
Jun. 30, 2024
Other Income, Net [Abstract]
OTHER INCOME, NET

NOTE 12 – OTHER INCOME, NET

Other income consisted of the following:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Waste sales	$4,781	$3,722
Loss on disposal of assets	(7,087)	-
Other, net	18,924	2,848
Total other income	$16,618	$6,570